Schedule of Investments - Future Contracts (Parenthetical)	12 Months Ended
	Dec. 31, 2013 Silver Fund (346 Contract Settlement Date January 28, 2015) [Member] Contract	Dec. 31, 2012 Silver Fund (420 Contract Settlement Date December 27, 2013) [Member] Contract
Schedule of Investments [Line Items]
Contracts	346	420
Settlement date	Jan. 28, 2015	Dec. 27, 2013